Research and development expenses	6 Months Ended
Jun. 30, 2019
Research and Development Expenses [Abstract]
Research and development expenses

13.           Research and development expenses

	Three months ended		Six months ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Labour	$1,151,195	$841,866	$2,341,224	$1,527,434
Materials	1,145,503	879,798	1,599,029	1,759,972
Government grants	(381,193)	(3,065)	(381,193)	(8,630)
	$1,915,505	$1,718,599	$3,559,060	$3,278,776